Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financials Portfolio
May 31, 2026
FIN-NPRT1-0726
1.802171.122
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRALIA - 0.8%
Financials - 0.8%
Insurance - 0.8%
AUB Group Ltd	325,638	6,115,787
FRANCE - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Amundi SA (c)(d)	59,869	5,862,329
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Patria Investments Ltd Class A (a)	621,600	7,204,344
MEXICO - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Bolsa Mexicana de Valores SAB de CV	2,206,200	4,674,034
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	46,800	6,951,204
UNITED KINGDOM - 1.9%
Financials - 1.9%
Insurance - 1.9%
Hiscox Ltd	367,500	8,656,015
Lancashire Holdings Ltd	717,692	5,842,588

TOTAL UNITED KINGDOM		14,498,603
UNITED STATES - 94.2%
Financials - 93.2%
Banks - 36.5%
Associated Banc-Corp (a)	269,300	7,489,233
Bank of America Corp	1,173,600	60,557,760
BOK Financial Corp (a)	56,100	7,183,044
Citigroup Inc	274,700	34,584,730
East West Bancorp Inc	56,700	6,948,018
Eastern Bankshares Inc	380,500	7,507,265
First Interstate BancSystem Inc Class A (a)	145,321	5,173,428
KeyCorp	351,100	7,488,963
M&T Bank Corp	56,037	12,110,156
Old National Bancorp/IN	585,400	14,055,454
TriCo Bancshares	149,500	7,594,600
Truist Financial Corp	286,800	13,826,628
UMB Financial Corp	69,058	9,064,553
United Community Bank/SC	155,800	5,133,610
US Bancorp	240,200	13,174,970
Wells Fargo & Co	720,890	55,897,811
WesBanco Inc	153,100	5,304,915
Wintrust Financial Corp	47,500	7,135,925
Zions Bancorp NA	72,800	4,546,359
		284,777,422
Capital Markets - 23.4%
Blue Owl Capital Inc Class A (a)	830,100	8,533,428
Carlyle Group Inc/The (a)	109,800	4,988,214
Charles Schwab Corp/The	300,600	26,257,410
Evercore Inc Class A	6,900	2,351,934
KKR & Co Inc Class A	194,500	18,660,330
Lazard Inc (a)	192,592	9,115,379
Lincoln International LLC	5,500	125,510
MarketAxess Holdings Inc	48,100	6,254,924
Moody's Corp	21,400	9,699,550
Morgan Stanley	103,600	21,548,800
Nasdaq Inc	111,100	10,278,972
Northern Trust Corp	54,100	8,950,845
Perella Weinberg Partners Class A	209,223	3,590,267
Raymond James Financial Inc	82,200	11,788,302
State Street Corp	175,000	27,237,000
Virtu Financial Inc Class A	278,200	13,951,730
		183,332,595
Consumer Finance - 4.4%
Capital One Financial Corp	80,246	15,080,631
FirstCash Holdings Inc	45,011	9,898,369
SLM Corp (a)	424,200	9,383,304
		34,362,304
Financial Services - 13.6%
Apollo Global Management Inc (a)	130,336	16,775,547
Corebridge Financial Inc	245,800	6,636,600
Corpay Inc (b)	29,200	10,564,560
Mastercard Inc Class A	126,700	62,587,266
Voya Financial Inc	120,100	9,754,522
		106,318,495
Insurance - 15.3%
American Financial Group Inc/OH	64,700	8,398,060
Arthur J Gallagher & Co	65,100	13,092,261
Assurant Inc	39,900	9,929,913
Baldwin Insurance Group Inc/The Class A (a)(b)	435,111	8,449,856
Brown & Brown Inc	122,800	6,907,500
Chubb Ltd	59,500	18,547,935
First American Financial Corp	202,722	13,426,278
Reinsurance Group of America Inc	163,293	32,779,437
Selective Insurance Group Inc	99,200	8,584,768
		120,116,008
TOTAL FINANCIALS		728,906,824
Industrials - 1.0%
Professional Services - 1.0%
TransUnion (a)	109,100	7,807,196
TOTAL UNITED STATES		736,714,020
TOTAL COMMON STOCKS (Cost $535,818,268)		782,020,321

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	250,956	251,006
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	26,713,054	26,715,725
TOTAL MONEY MARKET FUNDS (Cost $26,966,731)			26,966,731

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $562,784,999)	808,987,052
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(26,403,692)
NET ASSETS - 100.0%	782,583,360

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,862,329 or 0.7% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,862,329 or 0.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $26,484,148.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	400,047	28,638,411	28,787,452	8,791	-	-	251,006	250,956	0.0%
Fidelity Securities Lending Cash Central Fund	76,953,480	96,133,750	146,371,505	23,021	-	-	26,715,725	26,713,054	0.1%
Total	77,353,527	124,772,161	175,158,957	31,812	-	-	26,966,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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